Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Business Combination

3. Business Combination

On July 21, 2021, the Company consummated the Business Combination (the “Closing”). Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Legacy FF, with Legacy FF surviving the merger as a wholly-owned subsidiary of the Company. Upon the consummation of the Business Combination, the registrant changed its name from Property Solutions Acquisition Corp. to Faraday Future Intelligent Electric Inc.

Commitment to Issue Class A and Class B Common Stock

As part of the Closing of the Business Combination, former stockholders and noteholders of Legacy FF are required to submit a signed Company share letter of transmittal or converting debt letter of transmittal along with a lockup agreement to the Company’s transfer agent in order for shares of the Company to be issued in their name in exchange for their shares in, notes from, vendor trust or other supplier agreements with, Legacy FF. As of March 31, 2022, 20,410,111 shares of Class A Common Stock remain unissued. Until the holder of the right to receive shares of the Company’s Class A Common Stock is issued shares, that holder does not have any of the rights of a stockholder.

The Company determined that the commitment to issue shares of Class A and Class B Common Stock is indexed to the Company’s own equity, within the meaning in ASC 815-10-15-74 and met the scope exception to not be subject to derivative accounting under ASC 815-40-25. As such, the Company classified the commitment to issue shares of Class A and Class B Common Stock in equity.

For purposes of presentation of shares outstanding in the Company’s financial statements, the unaudited Condensed Consolidated Balance Sheets and unaudited Condensed Consolidated Statements of Commitment to Issue Class A Common Stock and Stockholders’ Equity (Deficit) present legally issued and outstanding shares.

For purposes of presentation of basic and diluted net loss per share in the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss, the Company includes shares to be issued in the denominator in accordance with ASC 710-10-54-4 and ASC 260-10-45-48 as if they had been issued on the date of the merger, as such shares are non-contingent and are issuable for no consideration.

3. Business Combination

On July 21, 2021, the Company consummated the Business Combination. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Legacy FF, with Legacy FF surviving the merger as a wholly-owned subsidiary of the Company. Upon the consummation of the Business Combination, the Company changed its name from Property Solutions Acquisition Corp. to Faraday Future Intelligent Electric Inc.

On the Closing Date, and in accordance with the terms and conditions of the Merger Agreement, all issued and outstanding Legacy FF Ordinary Stock and Convertible Preferred Stock were cancelled and converted into the holder’s right to receive shares of the Company’s Common Stock at the exchange ratio of 0.14130 (“Exchange Ratio”). Gross proceeds from the PSAC trust account were $229,583, out of which the Company received $206,435 in cash, after netting PSAC’s transaction costs related to the Business Combination, and redemptions of $206. Each non-redeemed outstanding share of Common Stock of PSAC was converted into one share of Class A Common Stock of the Company. The shares of Legacy FF held by Legacy FF shareholders were converted into the right to receive 127,949,403 shares of the Company’s Class A Common Stock and 64,000,588 shares of the Company’s Class B Common Stock. The conversion of the right to receive shares in the Company into Class A Common Stock or Class B Common Stock is subject to the shareholders executing and delivering certain customary documents to the Company’s transfer agent (see Note 13, Stockholders Equity (Deficit)).

Commitment to Issue Class A and Class B Common Stock

As part of the Closing of the Business Combination, former stockholders and noteholders of Legacy FF are required to submit a signed Company share letter of transmittal or converting debt letter of transmittal along with a lock-up agreement to the Company’s transfer agent in order for shares of the Company to be issued in their name in exchange for their shares in, notes from, vendor trust or other supplier agreements with, Legacy FF. As of December 31, 2021, the Company’s transfer agent issued 167,280,677 legally outstanding shares of Class A Common Stock out of 320,433,395 shares of Class A and Class B Common Stock the Company is obligated to issue as part of the Business Combination, including the conversion of certain notes payable, related party notes payable and Vendor Trust obligations which the Company determined were legally settled upon the Closing pursuant to the terms of the agreements executed with those parties. Until the holder of the right to receive shares of the Company’s Class A and Class B Common Stock is issued shares, that holder does not have any of the rights of a stockholder.

The Company determined that the obligation to issue shares of Class A and Class B Common Stock is indexed to the Company’s own equity, within the meaning in ASC 815-10-15-74 and met the scope exception to not be subject to derivative accounting under ASC 815-40-25. As such, the Company classified the obligation to issue shares of Class A and Class B Common Stock in equity.

For purposes of presentation of shares outstanding in the Company’s financial statements, the Consolidated Balance Sheets and Consolidated Statements of Stockholders’ Equity (Deficit) present legally issued and outstanding shares.

For purposes of presentation of basic and diluted net loss per share in the Consolidated Statements of Operations and Comprehensive Loss, the Company includes shares to be issued in the denominator in accordance with ASC 710-10-54-4 and ASC 260-10-45-48 as if they had been issued on the date of the merger, as such shares are non-contingent and are issuable for no consideration.

Earnout Shares

Legacy FF shareholders, as of the Closing Date of the Business Combination until its fifth anniversary, are entitled to contingent consideration of up to 25,000,000 additional shares of Class A Common Stock in the aggregate in two equal tranches upon the occurrence of each earnout triggering event (“Earnout Shares”). The earnout triggering events and related Earnout Shares as defined in the Merger Agreement are:

●	The minimum earnout of 12,500,000 additional shares is triggered if the Class A Common Stock volume weighted average price (“VWAP”), as defined in the Merger Agreement, is greater than $13.50 per share for any period of twenty (20) trading days out of thirty (30) consecutive trading days (“Minimum Target Shares”);

●	The maximum earnout of an additional 12,500,000 additional shares is triggered if the Class A Common Stock VWAP is greater than $15.50 per share for any period of twenty (20) trading days out of thirty (30) consecutive trading days, plus the Minimum Target Shares, if not previously issued.

The Company recognized the Earnout Shares at fair value upon the closing of the Business Combination and classified them in Stockholders’ Equity (Deficit) since the Earnout Shares were determined to be indexed to the Company’s own stock and meet the requirements for equity classification in accordance with ASC 815-40. The Company treated the issuance of the Earnout Shares as a deemed dividend as the Business Combination was accounted for as a reverse recapitalization. Since it had a deficit of retained earnings, the Company recorded the issuance of the Earnout Shares in additional paid-in capital (“APIC”), where it had a net-nil impact on the APIC balance. The Company determined that the fair value of the Earnout Shares at the Closing Date was $293,853 based on a valuation using a Monte Carlo simulation with key inputs and assumptions such as stock price, term, dividend yield, risk-free rate, and volatility.

Public and Private Warrants

In connection with the Business Combination, the Company assumed 22,977,568 public warrants (“Public Warrants”) and 594,551 private warrants (“Private Warrants”) previously issued by PSAC, each with an exercise price of $11.50 per share. The Public Warrants and the Private Warrants are exercisable into Class A Common Stock within a period of five years from the Closing Date. The Company determined that the Public Warrants were indexed to its own stock and met the requirements for equity classification in accordance with ASC 815-40. The Company determined that the Private Warrants failed to meet the equity scope exception because the settlement provisions vary based on the holder of the warrant, which is not an input into a fixed-for-fixed option pricing model. The Company recorded the Private Warrants as a derivative liability measured at fair value within Other Liabilities, less Current Portion on the Consolidated Balance Sheets. The fair value of the Private Warrants was $2,152 and $642 upon the Closing of the Business Combination and as of December 31, 2021, respectively.

Reverse Recapitalization

While the legal acquirer in the Business Combination was PSAC, for accounting and financial reporting purposes under GAAP, Legacy FF was determined to be the accounting acquirer and the Business Combination was accounted for as a “reverse recapitalization” based on the facts and circumstances, including the following:

●	Legacy FF’s former shareholders hold a majority ownership interest in the combined company;

●	Legacy FF’s existing senior management team comprise senior management of the combined company;

●	Legacy FF is the larger of the companies based on historical operating activity and employee base; and

●	Legacy FF’s operations comprise the ongoing operations of the combined company.

A reverse recapitalization does not result in a new basis of accounting and the financial statements of the combined entity represent the continuation of the financial statements of Legacy FF. Under this method of accounting, PSAC was treated as the “acquired” entity. Accordingly, the consolidated assets, liabilities, and results of operations of Legacy FF became the historical financial statements of the Company, and PSAC’s assets and liabilities were consolidated with Legacy FF’s on July 21, 2021. Operations of Legacy FF prior to the Business Combination will be presented as those of the Company in future reports. The net assets of PSAC, as well as assumed transaction costs related to the Business Combination, were recognized at their carrying value immediately prior to the Closing Date with no goodwill or other intangible assets recorded and were as follows, net of transaction costs:

PSAC Balances as of July 21, 2021
Cash in the PSAC trust account at the Closing of the Business Combination	$229,583
Other current assets	36
Accounts payable, accrued expenses, and other current liabilities	(225)
Accrued transaction costs	(5,108)
PSAC transaction costs assumed as part of the Business Combination	(18,040)
Related party notes payable	(1,080)
Private Warrants liability	(2,152)
Obligation to issue registered shares of Class A Common Stock assumed as part of the Business Combination	(32,900)
Net assets acquired	$170,114

Pursuant to the terms of the Merger Agreement, immediately prior to the Closing, all of the issued and outstanding Class B Convertible Preferred Stock held by FF Top Holding LLC (“FF Top”) converted into Legacy FF Class B Ordinary Stock at a ratio of 1:1. Upon the consummation of the merger, these shares were cancelled and converted into the holder’s right to receive 64,000,588 shares of Class B Common Stock using the Exchange Ratio. Similarly, immediately prior to the Closing, all other outstanding shares of Legacy FF converted into Legacy FF Class A Ordinary Stock at a ratio of 1:1. Upon the consummation of the merger, these shares were cancelled and converted into the holder’s right to receive 127,949,403 shares of Class A Common Stock using the Exchange Ratio. Each of the Company’s options that were outstanding immediately prior to the closing of the Business Combination remained outstanding and converted into the right to purchase Class A Common Stock equal to the number of original Legacy FF’s Ordinary Stock, subject to such options, multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option divided by the Exchange Ratio for aggregate outstanding options of 42,193,512 under the EI Plan and the STI Plan (defined under Note 14, Stock-Based Compensation) as of the Closing. The outstanding warrants issued to a US-based investment firm were adjusted to increase the shares allowed to be purchased to 2,687,083 shares of Class A Common Stock at an exercise price of $10.00 per share, in accordance with a down-round provision included in the warrant agreements (see Note 10, Notes Payable). The aggregate amount of shares of Class A Common Stock issuable upon exercise of these outstanding options and warrants is 44,880,595.

PIPE Financing

Concurrently with the execution of the Merger Agreement, the Company entered into separate Subscription Agreements with a number of investors (“PIPE Investors”) pursuant to which, on the Closing Date, the PIPE Investors purchased, and the Company issued, an aggregate of 76,140,000 shares of Class A Common Stock, for a purchase price of $10.00 per share with an aggregate purchase price of $761,400 (“PIPE Financing”). Shares sold and issued in the PIPE Financing included registration rights. The closing of the Private Placement occurred immediately prior to the Closing Date.

Settlement of Liabilities and Commitment to Issue Shares

In conjunction with the closing of the Business Combination, the Company paid $139,557 in cash and committed to issue 24,464,994 shares of Class A Common Stock at a value of $10.00 per share to settle liabilities of the Company and to compensate current and former employees, including: (i) notes payable principal amounts of $85,202 and accrued interest of $7,436; (ii) related party notes payable principal amounts of $91,420 and accrued interest of $13,581; (iii) interests in the Vendor Trust of $124,671, including payables of $102,950 and purchase orders in the amount of $8,380 related to goods and services yet to be received, and accrued interest thereon of $13,341; (iv) $19,791 of amounts due to vendors; and (v) $9,592 to current and former employees as a bonus. In addition, the Company issued 1,350,970 restricted stock awards, net of forfeitures, to current employees as a bonus (see Note 14, Stock-Based Compensation).

In connection with the Business Combination, the Company converted certain related party notes payable, notes payable, and beneficial interests in the Vendor Trust into the right to receive Class A Common Stock at $10.00 per share which was below the fair value of the Class A Common Stock on the date of conversion. The conversion resulted in the Company recording a loss upon settlement of the related party notes payable, notes payables, Vendor Trust, and amounts due to vendors (including accrued interest thereon) of $94,727 in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021.

The number of shares of Common Stock the Company committed to issue upon the Closing of the Business Combination were as follows:

	Number of shares
Class A and B Ordinary Stock outstanding on July 1, 2021		30,276,958
Class A Ordinary Stock issued through option exercises between July 1, 2021 and July 21, 2021, net of share repurchases		1,035,399
Ordinary Stock outstanding prior to the Business Combination		31,312,357
Conversion of Redeemable Preference Stock and Class B, Class A-1, Class A-2, and Class A-3 Convertible Preferred Stock into Class A and B Common Stock	160,637,633
Issuance of Class A Common Stock in the Business Combination	27,798,411
Conversion of assumed convertible notes into Class A Common Stock	80,000
Total note conversion and share issuance pursuant to the reverse recapitalization*		188,516,044
Conversion of liabilities into Class A Common Stock in the Business Combination**		24,464,994
Shares attributable to reverse recapitalization		244,293,395
Issuance of Class A Common Stock attributable to PIPE Financing		76,140,000
Total shares of Class A and Class B Common Stock as of the closing of the Business Combination and related transactions		320,433,395

*	The corresponding adjustment to APIC relates to the reverse recapitalization. The adjustment is comprised of (i) $170,114 which represents the fair value of the consideration transferred in the Business Combination, less the excess of the fair value of the shares issued over the value of the net monetary assets of PSAC, net of transaction costs related to the business combination (ii) $1,815,637 which represents the conversion of the Redeemable Preference Stock and Convertible Preferred Stock into Ordinary Stock and, (iii) $800 to settle an aggregate principal amount of related party convertible notes of PSAC into Class A Common Stock.

**	The Company committed to issue 6,921,814 shares of Class A Common Stock to convert related party notes payable (see Note 9, Related Party Notes Payable), 6,854,013 shares of Class A Common Stock to convert notes payable (see Note 10, Notes Payable), 9,618,542 shares of Class A Common Stock to convert liabilities in the Vendor Trust (see Note 11, Vendor Payables in Trust), 838,040 shares of Class A Common Stock to convert Future Work, and 232,585 shares of Class A Common Stock to settle other vendor liabilities.

Subsequent to the closing of the Business Combination, the Company issued 80,000 shares of Class A Common Stock and 80,000 Private Warrants to settle related party notes of PSAC with an aggregate principal amount of $800 (see Note 9, Related Party Notes Payable).

Reconciliation of transaction costs

Total direct and incremental transaction costs aggregated to $125,943, of which $900 were expensed and the remaining $125,043 were recorded as a reduction to APIC as equity transaction costs.

Below is a reconciliation of the transaction costs related to the Business Combination and the PIPE Financing that were recorded as a reduction to APIC as equity transaction costs:

Reconciliation at the Closing Date
Consolidated Statements of Stockholders’ Equity (Deficit)
Proceeds from issuance of Class A Common Stock in the Business Combination	$229,583
Transaction costs paid in connection with the Business Combination	(23,148)
Net proceeds from issuance of Class A Common Stock in the Business Combination	206,435
Net assets acquired and liabilities assumed in the Business Combination, exclusive of cash and accrued transaction costs	(3,421)
Obligation to issue registered shares of Class A Common Stock for transaction services	(32,900)
Net assets and liabilities acquired in the Business Combination	$170,114

Proceeds from issuance of Class A Common Stock in the PIPE Financing	$761,400
Transaction costs paid in connection with the issuance of Class A Common Stock in the PIPE Financing	(61,130)
Reclassification of deferred transaction costs paid in prior periods against proceeds received in the Business Combination	(7,865)
Net proceeds from issuance of Class A Common Stock in the PIPE Financing	$692,405

Transaction costs paid in connection with the Business Combination	$(23,148)
Transaction costs paid in connection with the PIPE Financing	(61,130)
Reclassification of deferred transaction costs paid in prior periods against proceeds received in the Business Combination	(7,865)
Obligation to issue registered shares of Class A Common Stock for transaction services	(32,900)
Total transaction costs in connection with the Business Combination and the PIPE Financing	$(125,043)

Retroactive Application of Reverse Recapitalization

As discussed above, the Business Combination is accounted for as a reverse recapitalization of the Company’s equity structure. Pursuant to GAAP, the Company recast its Consolidated Statements of Stockholders’ Equity (Deficit) from December 31, 2019, to the Closing Date, the total stockholders’ equity (deficit) within the Company’s Consolidated Balance Sheet as of December 31, 2020, and the weighted average Common Stock outstanding, and Class A and Class B, basic and diluted earnings per share for the year ended December 31, 2020, by applying the recapitalization retroactively.

The classes of capital stock; authorized, issued, and outstanding amounts of stock; exercise prices of stock options and warrants; and conversion rates of related party notes payable and notes payable are presented as recast throughout the Consolidated Financial Statements.

Retroactive Application of Reverse Recapitalization to the Consolidated Statements of Stockholders’ Equity (Deficit)

Pursuant to the terms of the Merger Agreement, as part of the closing of the Business Combination, all of the issued and outstanding shares of Class B Convertible Preferred Stock of Legacy FF and all other issued and outstanding shares of Legacy FF Redeemable Preference Stock and Class A-1, Class A-2, and Class A-3 Convertible Preferred Stock and Class A and Class B Ordinary Stock converted into either Legacy FF Class B Ordinary Stock or Legacy FF Class A Ordinary Stock in an amount calculated by dividing them by the Exchange Ratio into a commitment to issue 64,000,588 shares of Class B Common Stock and a commitment to issue 127,949,403 shares of Class A Common Stock.

	Legacy FF Capital Structure		New Capital Structure
	Outstanding Shares Immediately Before Conversion on	Exchange	The Commitment to issue the Company’s Common Stock
	Closing Date	Ratio	Class A	Class B

Redeemable Preference Stock	470,588,235	0.14130	66,494,117
Class B Convertible Preferred Stock	452,941,177	0.14130		64,000,588
Class A-1 Convertible Preferred Stock	73,306,184	0.14130	10,358,162
Class A-2 Convertible Preferred Stock	138,737,629	0.14130	19,603,624
Class A-3 Convertible Preferred Stock(1)	1,281,976	0.14130	181,143
Class A Ordinary Stock	71,551,672	0.14130	10,109,892
Class B Ordinary Stock	150,052,834	0.14130	21,202,465
	1,358,459,707		127,949,403	64,000,588

(1)	The Company issued Convertible Preferred Stock Class A-3 immediately prior to the Closing of the Business Combination to settle certain notes payable (see Note 10, Notes Payable). These shares converted into a commitment to issue Class A Common Stock upon the Closing.

Retroactive Application of Reverse Recapitalization to the Consolidated Statements of Operations and Comprehensive Loss

Based on the retroactive application of the reverse recapitalization to the Company’s Consolidated Statements of Stockholders’ Equity (Deficit), the Company recalculated the weighted average shares for the years ended December 31, 2021 and 2020. The redeemable preference stock and convertible preferred stock was converted to Legacy FF Ordinary Stock as of December 31, 2019, and combined with the basic and diluted weighted-average Legacy FF Ordinary Stock which was retroactively converted to the Company’s Class A Common Stock using the Exchange Ratio to conform to the recast Consolidated Statements of Stockholders’ Equity (Deficit) (see Note 16, Net Loss per Share).

Retroactive Application of Reverse Recapitalization to the Consolidated Balance Sheets

To conform to the retroactive application of recapitalization of the Company’s Consolidated Statements of Stockholders’ Equity (Deficit), the Company reclassified $724,823 of Legacy FF Redeemable Preference Stock and $697,643 of Legacy FF Class B Convertible Preferred Stock to APIC, less amounts attributable to the par value of the common stock, as recast, as of December 31, 2020. Pursuant to the terms of the Merger Agreement, as part of the closing of the Business Combination, the Company reclassified Convertible Preferred Stock Classes A-1, A-2, and A-3 in the amounts of $119,047, $271,925 and $2,199, respectively, to APIC less amounts attributable to the par value of Class A Common Stock.